FAIR VALUE MEASUREMENTS (Details 2) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	$ 6,321
Convertible securities closings	1,000	4,860
Conversions to equity	(4,103)	(638)
Realized and unrealized losses	329	2,099
Balance at end	$ 3,547	$ 6,321